Capital commitments - Capital expenditure (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	£ 11,750	£ 3,133
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	8,656	2,065
Computer Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	8	0
Fixtures and Fittings
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	447	0
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	£ 2,639	£ 1,068